Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements

As of December 31, 2013, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2014	$2,653,363
2015	2,392,868
2016	2,310,494
2017	921,545
2018 and thereafter	252,587

$8,530,857

Commitments for Advertising Contracts	As of December 31, 2013, the commitments for the advertising contracts signed by the Group were as follows:

2013	$24,314,332